Other Policyholder Funds and Benefits Payable	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Other Policyholder Funds and Benefits Payable	Reserves for Future Policy Benefits
The following table summarizes the Company’s reserve for future policy benefits recognized on the consolidated balance sheets:

	As of December 31,
	2023	2022
Life-contingent payout annuities [1]	$8,674	$8,560
Additional liabilities for other insurance benefits	6,787	6,253
Deferred profit liability	119	37
Negative VOBA [2]	2,512	2,645
Other reserves [3]	1,287	1,243
Reserve for future policy benefits	$19,379	$18,738
[1]See “Liability for Future Policy Benefits” section below for further information.
[2]Refer to Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for additional details related to negative VOBA.
[3]Represents reserves for fully reinsured traditional life insurance of $0.8 billion December 31, 2023 and 2022, as well as COLI, other universal life-type products, and short-duration contracts, which are all excluded from the tables below.
Liability for Future Policy Benefits
Significant assumptions and inputs to the calculation of the LFPB for life-contingent payout annuities primarily include assumptions for discount rates, mortality and other policyholder data, including certain demographic data. These assumptions are derived from both policyholder data and experience and industry data and the Company will adjust policyholder data and experience to reflect market data, where necessary. The Company does not include any expense assumptions in the calculation of the LFPB. Annually, the Company reviews all significant cash flow assumptions, such as mortality, unless emerging experience indicates a more frequent review is necessary. As part of its annual review process, the Company assesses trends in both policyholder experience and industry data and updates the assumptions in the liability calculation, as necessary.
A single-A interest rate curve is utilized to discount the cash flows used to calculate the LFPB. The discount rate reflects market observable inputs from upper-medium grade fixed income instrument yields and is reflective of the duration of the liabilities and is updated for market data. The updated cash flows used in the liability calculation are discounted using a forward rate curve.
In 2023, there were significant updates for favorable mortality for certain reserves, as a result of the Company’s assumption update. These updates resulted in lower reserves, which were offset by a deferred profit liability. There were no significant changes in inputs or assumptions made in 2022.
The Company’s LFPBs consists only of the liability associated with limited pay annuities (e.g., single premium immediate annuities) with life contingencies. As this business has no future expected premiums, the following table presents a rollforward of the present value of expected future policy benefits for life-contingent payout annuities:

	Year Ended December 31,
	2023	2022
Beginning balance	$8,335	$11,617
Beginning balance at original discount rate	11,048	11,571
Effect of actual variances from expected experience due to mortality	(17)	2
Effect of changes in cash flow assumptions	(90)	(23)
Adjusted beginning balance at original discount rate	10,941	11,550

Issuances [1]	147	138
Interest accrual [2]	127	62
Benefit payments	(697)	(702)
Ending balance at original discount rate	10,518	11,048

Cumulative effect of changes in discount rate assumptions	(2,059)	(2,713)
Ending balance	8,459	8,335

Other business [3]	215	225
Adjusted ending balance	8,674	8,560

Less: reinsurance recoverables	(5,083)	(4,992)
Adjusted ending balance, net of reinsurance	$3,591	$3,568
[1]Issuances are included within premiums in the statements of operations.
[2]Interest accretion (expense) is recorded as a component of benefits and losses in the statements of operations.
[3]Represents fully reinsured blocks, whose activity is not included in the table above.
The following is a reconciliation of premiums to the statements of operations:

	Year Ended December 31,
	2023	2022
Life-contingent payout annuities	$147	$138
Reconciling items [1]	(59)	(39)
Total premiums	$88	$99
[1]Reconciling items represent premiums related to fully reinsured traditional life insurance and other lines of business, net of reinsured premiums.
The following presents supplemental disclosures related to the present value of expected future policy benefits for life-contingent payout annuities:

	Year Ended December 31,
	2023	2022
Undiscounted expected future benefits and expenses	$18,127	$18,696

Weighted-average duration of the liability (in years)	11.9	11.7
Weighted-average interest accretion rate	1.3%	0.6%
Weighted-average discount rate	4.9%	5.3%
Other policyholder funds and benefits payable consists of the following:

	As of December 31,
	2023	2022
Policyholder account balances [1]	$28,107	$30,364
Unearned revenue reserves [2]	1,077	1,195
Negative VOBA [2]	796	966
Other reserves [3]	(478)	(698)
Other policyholder funds and benefits payable	$29,502	$31,827
[1]Refer to the subsequent tables for a rollforward of PABs.
[2]Refer to Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for a rollforward of URR and negative VOBA.
[3]Includes the following items which are excluded from the subsequent tables:
•the FIA embedded derivative and unaccreted host contract adjustments;
•adjustments associated with FIA MRBs; and
•the embedded derivative associated with the index-linked features of certain fully reinsured UL products.
Refer to Note 5 - Fair Value Measurements for rollforwards of the embedded derivatives and Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for a rollforward of adjustments associated with FIA MRBs.
The following presents a rollforward of the policyholder account value, by product:

	Variable Annuities	Fixed Deferred Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
Balance as of January 1, 2022	$2,649	$3,069	$7,241	$2,367	$1,957	$17,283
Deposits	447	1	188	233	—	869
Policy charges	(1)	—	(12)	—	(22)	(35)
Surrenders and other benefits	(291)	(420)	(661)	(332)	(125)	(1,829)
Transfers from (to) separate accounts	33	—	—	9	55	97
Interest credited	82	82	71	32	93	360
Other	1	—	21	—	1	23
Balance as of December 31, 2022	2,920	2,732	6,848	2,309	1,959	16,768

Other business [1]	—	812	—	—	12,784	13,596
Adjusted balance	$2,920	$3,544	$6,848	$2,309	$14,743	$30,364

Less: reinsurance recoverables	(1,169)	(3,054)	(4,946)	(1,723)	(12,940)	(23,832)
Adjusted balance, net of reinsurance	$1,751	$490	$1,902	$586	$1,803	$6,532

	Variable Annuities	Fixed Deferred Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
Balance as of January 1, 2023	$2,920	$2,732	$6,848	$2,309	$1,959	$16,768
Deposits	2	—	469	243	2	716
Policy charges	(1)	—	(11)	—	(23)	(35)
Surrenders and other benefits	(535)	(549)	(830)	(320)	(84)	(2,318)
Transfers from (to) separate accounts	—	—	—	7	42	49
Interest credited	84	72	105	25	95	381
Other	—	1	5	(3)	(2)	1
Balance as of December 31, 2023	2,470	2,256	6,586	2,261	1,989	15,562

Other business [1]	—	790	—	—	11,755	12,545
Adjusted balance	$2,470	$3,046	$6,586	$2,261	$13,744	$28,107

Less: reinsurance recoverables	(993)	(2,640)	(4,764)	(1,574)	(11,925)	(21,896)
Adjusted balance, net of reinsurance	$1,477	$406	$1,822	$687	$1,819	$6,211
[1]Represents the account value of fully reinsured blocks whose activity is not included in the table above. These blocks were reinsured prior to 2022.
The following table presents the weighted-average crediting rate, NAR, and CSV for PABs, by product:

	Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
As of December 31, 2023
Weighted-average crediting rate	3.5%	2.9%	1.6%	1.1%	4.8%	2.4%
Net amount at risk [1]	$—	$—	$—	$—	$915	$915
Cash surrender value [2]	$2,456	$2,198	$6,437	$—	$521	$11,612

As of December 31, 2022
Weighted-average crediting rate	3.1%	2.8%	1.0%	1.4%	4.8%	2.2%
Net amount at risk [1]	$—	$—	$—	$—	$947	$947
Cash surrender value [2]	$2,910	$2,649	$6,696	$—	$532	$12,787
[1]NAR is generally defined as the current guarantee amount in excess of the current account balance at the balance sheet date. The NAR associated with MRBs are presented within Note 12 - Market Risk Benefits. NAR for Variable Annuities is based on total account balances and includes both policyholder account balances and separate account balances.
[2]CSV represents the amount of the contractholder’s account balance distributable at the consolidated balance sheet date, less certain surrender charges.
The following presents the balance of account values by range of guaranteed minimum crediting rates (“GMCR”) and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums.

	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point to 50 Basis Points Above	51 Basis Points to 150 Basis Points Above	Greater than 150 Basis Points Above	Total
As of December 31, 2023
Variable Annuities	Less than 2.0%	$60	$96	$—	$—	$156
	2.0% - 4.0%	2,122	143	49	—	2,314
	Greater than 4.0%	—	—	—	—	—
	Total	2,182	239	49	—	2,470

Fixed Deferred Annuities	Less than 2.0%	7	2	2	3	14
	2.0% - 4.0%	1,928	73	225	10	2,236
	Greater than 4.0%	6	—	—	—	6
	Total	1,941	75	227	13	2,256

Fixed Indexed Annuities	Less than 2.0%	136	—	119	416	671
	2.0% - 4.0%	560	3	11	—	574
	Greater than 4.0%	—	—	—	—	—
	Total	696	3	130	416	1,245

Universal Life and Other	Less than 2.0%	—	—	—	—	—
	2.0% - 4.0%	757	—	—	—	757
	Greater than 4.0%	1,232	—	—	—	1,232
	Total	$1,989	$—	$—	$—	$1,989

As of December 31, 2022
Variable Annuities	Less than 2.0%	$175	$20	$—	$—	$195
	2.0% - 4.0%	2,544	178	3	—	2,725
	Greater than 4.0%	—	—	—	—	—
	Total	2,719	198	3	—	2,920

Fixed Deferred Annuities	Less than 2.0%	13	3	2	—	18
	2.0% - 4.0%	2,634	35	38	—	2,707
	Greater than 4.0%	7	—	—	—	7
	Total	2,654	38	40	—	2,732

Fixed Indexed Annuities	Less than 2.0%	160	1	88	136	385
	2.0% - 4.0%	857	6	12	—	875
	Greater than 4.0%	—	—	—	—	—
	Total	1,017	7	100	136	1,260

Universal Life and Other	Less than 2.0%	—	—	—	—	—
	2.0% - 4.0%	749	—	—	—	749
	Greater than 4.0%	1,210	—	—	—	1,210
	Total	$1,959	$—	$—	$—	$1,959
The following table presents a reconciliation of the gross MRB, by product and asset and liability position:

	As of December 31,
	2023			2022
	Variable Annuities	Fixed Indexed Annuities	Total	Variable Annuities	Fixed Indexed Annuities	Total
Asset position	$576	$2	$578	$321	$4	$325
Liability position	529	545	1,074	711	493	1,204
Net asset	$47	$—	$—	$—	$—	$—
Net liability	$—	$543	$496	$390	$489	$879
The following table presents a rollforward of the net MRB liability, by product:

	Variable Annuities	Fixed Indexed Annuities	Total
Balance as of January 1, 2022	$617	$845	$1,462
Balance at January 1, 2022, before effect of changes in the instrument-specific credit risk	661	845	1,506
Issuances	10	—	10
Interest accrual	9	15	24
Attributed fees collected	232	8	240
Benefit payments	(109)	(72)	(181)
Effect of changes in interest rates	(709)	(248)	(957)
Effect of changes in equity markets	477	(40)	437
Effect of changes in equity index volatility	120	1	121
Actual policyholder behavior different from expected behavior	(142)	11	(131)
Effect of changes in future expected policyholder behavior	5	—	5
Effect of changes in other future expected assumptions	(30)	(1)	(31)
Balance as of December 31, 2022, before effect of changes in the instrument-specific credit risk	$524	$519	$1,043

Cumulative effect of changes in the instrument-specific credit risk	(134)	(30)	(164)
Balance as of December 31, 2022	$390	$489	$879

Less: ceded market risk benefits	(527)	(367)	(894)
Balance as of December 31, 2022, net of reinsurance	$(137)	$122	$(15)

	Variable Annuities	Fixed Indexed Annuities	Total
Balance as of January 1, 2023	$390	$489	$879
Balance as of January 1, 2023, before effect of changes in the instrument-specific credit risk	524	519	1,043
Issuances	(10)	—	(10)
Interest accrual	13	29	42
Attributed fees collected	295	7	302
Benefit payments	(107)	(58)	(165)
Effect of changes in interest rates	(19)	(12)	(31)
Effect of changes in equity markets	(619)	19	(600)
Effect of changes in equity index volatility	(128)	2	(126)
Actual policyholder behavior different from expected behavior	17	13	30
Effect of changes in future expected policyholder behavior	(10)	21	11
Effect of changes in future expected assumptions	5	(8)	(3)
Balance as of December 31, 2023, before effect of changes in the instrument-specific credit risk	$(39)	$532	$493

Cumulative effect of changes in the instrument-specific credit risk	(8)	11	3
Balance as of December 31, 2023	$(47)	$543	$496

Less: ceded market risk benefits	(240)	(408)	(648)
Balance, net of reinsurance	$(287)	$135	$(152)

The following table presents the NAR and weighted average attained age of contractholders for MRBs, by product:

	Variable Annuities	Fixed Indexed Annuities	Total
As of December 31, 2022
Net amount at risk [1]	$976	$213	$1,189
Weighted average attained age of contractholders (in years)	74.1	71.8	72.8

As of December 31, 2023
Net amount at risk [1]	$389	$195	$584
Weighted average attained age of contractholders (in years)	74.4	72.4	72.2
[1]NAR is generally defined as the current guarantee amount in excess of the current account balance at the balance sheet date, net of reinsurance impacts. For products with multiple guarantees, the net amount at risk is based on the benefit with the highest net amount at risk. The VA net amount at risk represents the death benefit portion of the contract, as contracts with a withdrawal benefit also contain a death benefit. The FIA net amount of risk represents the withdrawal portion of the contract. The total represents the combined net amount at risk of VA and FIA.

The Company’s MRBs primarily relate to VA contracts with GMDB, GMIB, and GMWB guarantee features and FIA contracts with GLWB features and two-tier annuitization benefits. As described in Note 1 - Basis of Presentation and Significant Accounting Policies, MRBs and the related reinsurance are calculated using fair value measurement principles, which considers the price paid that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value of these MRBs are calculated as the present value of expected benefit payments, less the present value of expected fees attributable to the MRB. The determination of the fair value of MRBs requires the use of inputs related to fees and assessments, and assumptions in determining the expected benefits, in excess of the projected account balance.
Fair values for VA and FIA contract benefits are calculated using internally developed models because active, observable markets do not exist for the MRB. Many of these assumptions are established using accepted actuarial valuation methods and are considered unobservable inputs to the fair value measurement. Therefore, the fair value estimate of MRBs are classified as a level 3 measurement within the fair value hierarchy and the determination of the significant inputs included in the fair value measurement requires the use of management’s judgment. Assumptions are mostly based on policyholder experience and pricing assumptions, which are updated for actual experience, if necessary.
The significant inputs to the valuation models for these MRBs include actuarially determined assumptions for contractholder behavior, as well as lapse rates, benefit utilization rates, surrender rates, and mortality rates. In addition, significant inputs include capital market assumptions, such as interest rate levels and market volatility assumptions.
Variable Annuities
The Company’s VA contracts include variable insurance contracts both entered into directly between the Company and an individual policyholder or assumed through reinsurance with other insurers, including assumed separate account products. Products provide a current or future income stream based on the value of the individual's contract at annuitization, and can include a variety of guaranteed minimum death and withdrawal benefits.
The Company's VA contracts sold to individuals mostly provide GMDBs during the accumulation period that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). In addition, some of the VA contracts provide a GMWB, whereby if the account value is reduced to a specified level through a combination of market declines and withdrawals, the contractholder is entitled to a guaranteed remaining balance, which is generally equal to premiums less withdrawals. Many policyholders with a GMDB also have a GMWB. These benefits are not additive as policyholders that have a product with both guarantees can receive, at most, the greater of the GMDB or GMWB.
Fixed Indexed Annuities
FIA contracts the Company assumes represent annuity contracts issued by another insurance company under which the Company assumes through reinsurance a quota share of the liabilities. These annuity contracts have a cash value that appreciates based on a GMCR, or the performance of various equity market indices, such as the S&P 500. FIAs generally protect the contract owner against loss of principal and may include GMWBs or enhanced annuitization benefits.
For FIA contracts, assumptions include projected equity returns which impact cash flows attributable to indexed strategies, implied equity volatilities, expected index credits and future equity option costs.
The models are based on a risk neutral valuation framework and incorporate risk premiums inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. A risk margin is incorporated within the discount rate to reflect uncertainty in the projected cash flows, as well as credit spreads to reflect nonperformance risk, for the Company and reinsurer for the Company's reinsurance transaction.
The following table summarizes the unobservable inputs for MRBs, net of reinsured balances (refer to Note 5 - Fair Value Measurements for a rollforward of ceded MRBs):

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average	Impact of Increase in Input on Fair Value [1]
As of December 31, 2023
Variable annuities (net of reinsurance):
$(287)	Discounted cash flows	Withdrawal utilization [2]	1.0% to 46.0%	15.6%	Increase
		Withdrawal rates [3]	0.0% to 8.0%	4.3%	Increase
		Lapse rates [4]	0.0% to 40.0%	6.0%	Decrease
		Market volatility [5]	10.5% to 26.9%	20.4%	Increase
		Nonperformance risk [6]	0.6% to 2.5%	1.6%	Decrease
		Mortality rate [7]	0.0% to 62.5%	1.4%	Decrease
Fixed indexed annuities:
$135	Discounted cash flows	Withdrawal utilization [2]	0.0% to 42.4%	2.7%	Increase
		Withdrawal rates [3]	2.3% to 8.3%	4.5%	Increase
		Lapse rates [4]	0.0% to 30.0%	3.5%	Decrease
		Market volatility [5]	4.9% to 25.6%	16.7%	Increase
		Nonperformance risk [6]	0.6% to 2.5%	1.7%	Increase
		Mortality rate [7]	0.0% to 40.0%	2.5%	Decrease
		Option budgets [8]	0.0% to 3.8%	1.9%	Increase

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average	Impact of Increase in Input on Fair Value [1]

As of December 31, 2022
Variable annuities (net of reinsurance):
$(137)	Discounted cash flows	Withdrawal utilization [2]	1.8% to 63.0%	22.5%	Increase
		Withdrawal rates [3]	0.0% to 8.0%	4.0%	Increase
		Lapse rates [4]	0.0% to 40.0%	4.5%	Decrease
		Market volatility [5]	18.5% to 28.4%	23.3%	Increase
		Nonperformance risk [6]	0.4% to 3.2%	2.2%	Decrease
		Mortality rate [7]	0.0% to 100.0%	1.3%	Decrease
Fixed indexed annuities:
$122	Discounted cash flows	Withdrawal utilization [2]	0.0% to 29.1%	3.5%	Increase
		Withdrawal rates [3]	0.0% to 20.0%	5.6%	Increase
		Lapse rates [4]	0.5% to 36.0%	4.6%	Decrease
		Market volatility [5]	4.5% to 23.6%	15.8%	Increase
		Nonperformance risk [6]	0.4% to 3.2%	2.2%	Increase
		Mortality rate [7]	0.0% to 39.8%	3.1%	Decrease
		Option budgets [8]	0.5% to 3.8%	2.0%	Increase
[1]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]Range represents assumed percentages of policyholders taking withdrawals.
[3]Range represents assumed annual percentage of allowable amount withdrawn.
[4]Range represents assumed annual percentages of policyholders electing a full surrender.
[5]Range represents implied market volatilities for equity indices based on multiple pricing sources.
[6]Range represents Company credit spreads.
[7]Mortality rates vary by age and by demographic characteristics, such as gender. The range shown reflects the mortality rate for policyholders. Mortality rate assumptions are set based on policyholder experience.
[8]Range represents assumed annual budget for index options.